Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Note 12 Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2013		As of December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$500,000	$530,000	$500,000	$509,400
7.75% Senior Notes due June 2021	2,000,000	2,145,000	2,000,000	2,005,000
8.125% Senior Notes due June 2023	1,000,000	1,071,300	1,000,000	1,015,000

Total Intelsat Luxembourg obligations	3,500,000	3,746,300	3,500,000	3,529,400

Intelsat Jackson:
8.5% Senior Notes due November 2019	500,000	545,650	—	—
Unamortized discount on 8.5% Senior Notes	(2,864)	—	—	—
7.25% Senior Notes due October 2020	2,200,000	2,409,000	2,200,000	2,318,360
Unamortized premium on 7.25% Senior Notes	17,799	—	15,699	—
7.25% Senior Notes due April 2019	1,500,000	1,612,500	1,500,000	1,563,750
7.5% Senior Notes due April 2021	1,150,000	1,267,875	1,150,000	1,227,625
6.625% Senior Notes due December 2022	1,275,000	1,310,063	1,275,000	1,313,250
Unamortized premium on 6.625% Senior Notes	37,918	—	34,669	—
5.5% Senior Notes due August 2023	2,000,000	1,890,000	2,000,000	1,980,000
Senior Secured Credit Facilities due June 2019	3,095,000	3,103,666	3,095,000	3,075,811
Unamortized discount on Senior Credit Facilities	(9,857)	—	(8,226)	—
Jackson Revolver	—	—	49,000	49,000

Total Intelsat Jackson obligations	11,762,996	12,138,754	11,311,142	11,527,796

Horizons Holdings:
Loan Payable to JSAT	24,418	24,418	—	—

Total Horizons Holdings obligation	24,418	24,418	—	—

Total Intelsat S.A. long-term debt	15,287,414	$15,909,472	14,811,142	$15,057,196

Less:
Current portion of long-term debt	24,418		49,000

Total long-term debt, excluding current portion	$15,262,996		$14,762,142

The fair value for publicly traded instruments is determined using quoted market prices, and for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers, and leading brokerage firms. Substantially all of the inputs used to determine the fair value of our debt are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2. The fair value of the Horizons Holdings obligation at December 31, 2014, approximated its book value.

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2014 are as follows (in thousands):

Year	Amount
2015	$49,000
2016	—
2017	—
2018	500,000
2019	4,595,000
2020 and thereafter	9,625,000

Total principal repayments	14,769,000
Unamortized discounts and premium	42,142

Total Intelsat S.A. long-term debt	$14,811,142

2014 Intelsat Jackson Notes Redemption

On November 1, 2014, Intelsat Jackson redeemed all of the outstanding $500.0 million aggregate principal amount of its 8 1⁄2% Senior Notes due 2019. In connection with the redemption these notes, we recognized a loss on early extinguishment of debt of $40.4 million in the fourth quarter of 2014, consisting of the difference between the carrying value of the debt redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt discount and debt issuance costs.

2013 Intelsat Jackson Senior Secured Credit Facilities Prepayment

In October 2013, Intelsat Jackson prepaid $100.0 million of indebtedness outstanding under the term loan facility. In connection with this prepayment, we recognized a loss on early extinguishment of debt of $1.3 million, consisting of a write-off of unamortized debt issuance cost in the fourth quarter of 2013.

2013 Intelsat Luxembourg Notes Offerings and Redemptions

On April 5, 2013, Intelsat Luxembourg completed an offering of $3.5 billion aggregate principal amount of Senior Notes, consisting of $500.0 million aggregate principal amount of 6 3⁄4% Senior Notes due 2018 (the “2018 Luxembourg Notes”), $2.0 billion aggregate principal amount of 7 3⁄4% Senior Notes due 2021 (the “2021 Luxembourg Notes”) and $1.0 billion aggregate principal amount of 8 1⁄8% Senior Notes due 2023 (the “2023 Luxembourg Notes”). The net proceeds from this offering were used by Intelsat Luxembourg in April 2013 to redeem all $2.5 billion aggregate principal amount of Intelsat Luxembourg’s outstanding 11 1⁄2 / 12 1⁄2 % Senior PIK Election Notes and $754.8 million aggregate principal amount of its 11 1⁄4% Senior Notes due 2017 (the “2017 Senior Notes”).

On May 23, 2013, Intelsat Luxembourg redeemed $366.4 million aggregate principal amount of the 2017 Senior Notes. The redemption of the 2017 Senior Notes was funded by insurance proceeds received from our total loss claim for the IS-27 satellite launch failure.

In connection with these redemptions of the Intelsat Luxembourg notes, we recognized a loss on early extinguishment of debt of $232.1 million in the second quarter of 2013, consisting of the difference between the carrying value of the aggregate debt redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt issuance costs.

2013 Intelsat Investments Notes Redemption

On May 23, 2013, Intelsat Investments redeemed all of the outstanding $353.6 million aggregate principal amount of the Intelsat Investments 6 1⁄2% Senior Notes due 2013 (the “Intelsat Investments Notes”) using proceeds of the IPO. In connection with the redemption of the Intelsat Investments Notes, we recognized a loss on early extinguishment of debt of $24.2 million in the second quarter of 2013, consisting of the difference between the carrying value of the debt redeemed and the total cash paid (including related fees), and a write-off of unamortized debt discount and debt issuance costs. Additionally, in conjunction with the redemption of the Intelsat Investments Notes, we terminated agreements with certain financial institutions that provided unsecured term loan commitments to refinance the Intelsat Investments Notes in the event that they were not otherwise refinanced or retired on or prior to maturity. We recorded a charge of $7.6 million related to this termination in the second quarter of 2013.

2013 Intelsat Jackson New Senior Unsecured Credit Facility Prepayment

On April 23, 2013, upon completion of the IPO, Intelsat Jackson prepaid $138.2 million of indebtedness outstanding under Intelsat Jackson’s Senior Unsecured Credit Agreement, dated July 1, 2008, consisting of a senior unsecured term loan facility due February 2014 (the “New Senior Unsecured Credit Facility”). The partial prepayment of the New Senior Unsecured Credit Facility was funded by the proceeds of the IPO. In connection with the partial prepayment of the New Senior Unsecured Credit Facility, we recognized a loss on early extinguishment of debt of $0.2 million in the second quarter of 2013, consisting of a write-off of unamortized debt issuance costs.

2013 Intelsat Jackson Notes Offerings, Credit Facility Prepayments and Redemptions

On June 5, 2013 Intelsat Jackson completed an offering of $2.6 billion aggregate principal amount of Senior Notes, consisting of $2.0 billion aggregate principal amount of 5 1⁄2% Senior Notes due 2023 (the “2023 Jackson Notes”) and $635.0 million aggregate principal amount of 6 5⁄8% Senior Notes due 2022 (the “2022 Jackson Notes”). The net proceeds from this offering were used by Intelsat Jackson in June 2013 to prepay all $672.7 million of indebtedness outstanding under its New Senior Unsecured Credit Facility, and all $195.2 million of indebtedness outstanding under its Senior Unsecured Credit Agreement, consisting of a senior unsecured term loan facility due February 2014. The remaining net proceeds were used to redeem all of the remaining $1.7 billion aggregate principal amount outstanding of the 2017 Senior Notes.

In connection with these prepayments and redemptions, we recognized a loss on early extinguishment of debt of $110.3 million in the second quarter of 2013, consisting of the difference between the carrying value of the aggregate debt prepaid and redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt issuance costs.

Description of Indebtedness

(a) Intelsat Luxembourg

6 3⁄4% Senior Notes due 2018

Intelsat Luxembourg had $500 million in aggregate principal amount of the 2018 Luxembourg Notes outstanding at December 31, 2014. The 2018 Luxembourg Notes bear interest at 6 3⁄4% annually and mature in June 2018. The 2018 Luxembourg Notes are guaranteed by Intelsat S.A., Intelsat Investment Holdings S.à r.l., Intelsat Holdings S.A. and Intelsat Investments S.A. (the “Parent Guarantors”).

Interest is payable on the 2018 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem the 2018 Luxembourg Notes, in whole or in part, prior to June 1, 2015 at a price equal to 100% of the principal amount plus the applicable premium described in the notes. Thereafter, Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

Intelsat Luxembourg may redeem up to 40% of the aggregate principal amount of the 2018 Luxembourg Notes on or prior to June 1, 2015, with the net cash proceeds of one or more equity offerings by Intelsat Luxembourg or its direct or indirect parent, under the conditions set forth in the notes.

The 2018 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

7 3⁄4% Senior Notes due 2021

Intelsat Luxembourg had $2.0 billion in aggregate principal amount of the 2021 Luxembourg Notes outstanding at December 31, 2014. The 2021 Luxembourg Notes bear interest at 7  3⁄4% annually and mature in June 2021. The 2021 Luxembourg Notes are guaranteed by the Parent Guarantors.

Interest is payable on the 2021 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem the 2021 Luxembourg Notes, in whole or in part, prior to June 1, 2017 at a price equal to 100% of the principal amount plus the applicable premium described in the notes. Thereafter, Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

Intelsat Luxembourg may redeem up to 40% of the aggregate principal amount of the 2021 Luxembourg Notes on or prior to June 1, 2016, with the net cash proceeds of one or more equity offerings by Intelsat Luxembourg or its direct or indirect parent, under the conditions set forth in the notes.

The 2021 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

8 1/8% Senior Notes due 2023

Intelsat Luxembourg had $1.0 billion in aggregate principal amount of the 2023 Luxembourg Notes outstanding at December 31, 2014. The 2023 Luxembourg Notes bear interest at 8 1/8% annually and mature in June 2023. The 2023 Luxembourg Notes are guaranteed by the Parent Guarantors.

Interest is payable on the 2023 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem the 2023 Luxembourg Notes, in whole or in part, prior to June 1, 2018 at a price equal to 100% of the principal amount plus the applicable premium described in the notes. Thereafter, Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

Intelsat Luxembourg may redeem up to 40% of the aggregate principal amount of the 2023 Luxembourg Notes on or prior to June 1, 2016, with the net cash proceeds of one or more equity offerings by Intelsat Luxembourg or its direct or indirect parent, under the conditions set forth in the notes.

The 2023 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

(b) Intelsat Jackson

7 1/4% Senior Notes due 2020

Intelsat Jackson had $2.2 billion in aggregate principal amount of 2020 Jackson Notes outstanding at December 31, 2014. The 2020 Jackson Notes bear interest at 7 1/4% annually and mature in October 2020. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2020 Jackson Notes semi-annually on April 15 and October 15. Intelsat Jackson may redeem some or all of the 2020 Jackson Notes at any time prior to October 15, 2015 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the respective notes. Thereafter, Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2020 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

7 1⁄4% Senior Notes due 2019 and 7 1⁄2% Senior Notes due 2021

Intelsat Jackson had $1.5 billion in aggregate principal amount of its 7 1⁄4% Senior Notes due 2019 (the “7 1⁄4% 2019 Jackson Notes”) and $1.15 billion aggregate principal amount of its 7 1⁄2% Senior Notes due 2021 (the “2021 Jackson Notes” and, together with the 7 1⁄4% 2019 Jackson Notes, the “New Jackson Notes”) outstanding at December 31, 2014. The New Jackson Notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the New Jackson Notes semi-annually on April 1 and October 1. Intelsat Jackson may redeem the 7 1⁄4% 2019 Jackson Notes and the 2021 Jackson Notes, in whole or in part, prior to April 1, 2015 and April 1, 2016, respectively, at a price equal to 100% of the principal amount plus the applicable premium described in the respective notes.

The New Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

6 5⁄8% Senior Notes due 2022

Intelsat Jackson had $1.3 billion in aggregate principal amount of the 2022 Intelsat Jackson Notes outstanding at December 31, 2014. The 2022 Intelsat Jackson Notes bear interest at 6 5⁄8% annually and mature in December 2022. These notes are guaranteed by the Parent Guarantors and Intelsat Luxembourg.

Interest is payable on the 2022 Intelsat Jackson Notes semi-annually on June 15 and December 15. Intelsat Jackson may redeem some or all of the 2022 Intelsat Jackson Notes at any time prior to December 15, 2017 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the notes. Thereafter, Intelsat Jackson may redeem some or all of the 2022 Intelsat Jackson Notes at the applicable redemption prices set forth in the notes.

Intelsat Jackson may redeem up to 35% of the aggregate principal amount of the 2022 Intelsat Jackson Notes on or prior to December 15, 2015, with the net cash proceeds of one or more equity offerings by Intelsat Jackson or its direct or indirect parent, under the conditions set forth in the notes.

The 2022 Intelsat Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

5 1⁄2% Senior Notes due 2023

Intelsat Jackson had $2.0 billion in aggregate principal amount of the 2023 Jackson Notes outstanding at December 31, 2014. The 2023 Jackson Notes bear interest at 5 1⁄2% annually and mature in August 2023. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2023 Jackson Notes semi-annually on February 1 and August 1. Intelsat Jackson may redeem some or all of the 2023 Jackson Notes at any time prior to August 1, 2018 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the notes. Thereafter, Intelsat Jackson may redeem some or all of the 2023 Intelsat Jackson Notes at the applicable redemption prices set forth in the notes.

Intelsat Jackson may redeem up to 40% of the aggregate principal amount of the 2023 Jackson Notes prior to August 1, 2016, with the net cash proceeds of one or more equity offerings by Intelsat Jackson or its direct or indirect parent, under the conditions set forth in the notes.

The 2023 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

Intelsat Jackson Senior Secured Credit Agreement

On January 12, 2011, Intelsat Jackson entered into a secured credit agreement (the “Intelsat Jackson Secured Credit Agreement”), which includes a $3.25 billion term loan facility and a $500.0 million revolving credit facility, and borrowed the full $3.25 billion under the term loan facility. The term loan facility requires regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity.

Up to $350.0 million of the revolving credit facility is available for issuance of letters of credit. Additionally, up to $70.0 million of the revolving credit facility is available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans reduce availability under the revolving credit facility on a dollar for dollar basis. Intelsat Jackson is required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 0.375%. As of December 31, 2014, Intelsat Jackson had $438.9 million (net of standby letters of credit) of availability remaining thereunder.

On October 3, 2012, Intelsat Jackson entered into an Amendment and Joinder Agreement (the “Jackson Credit Agreement Amendment”), which amended the Intelsat Jackson Secured Credit Agreement. As a result of the Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the revolving credit facility were reduced. In April 2013, our corporate family rating was upgraded by Moody’s, and as a result, the interest rate for the borrowing under the term loan facility and revolving credit facility were further reduced to LIBOR plus 3.00% or the Above Bank Rate (“ABR”) plus 2.00%.

On November 27, 2013, Intelsat Jackson entered into a Second Amendment and Joinder Agreement (the “Second Jackson Credit Agreement Amendment”), which further amended the Intelsat Jackson Secured Credit Agreement. The Second Jackson Credit Agreement Amendment reduced interest rates for borrowings under the term loan facility and extended the maturity of the term loan facility. In addition, it reduced the interest rates applicable to $450 million of the $500 million total revolving credit facility and extended the maturity of such portion. As a result of the Second Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the new tranche of the revolving credit facility are (i) LIBOR plus 2.75%, or (ii) the ABR plus 1.75%. The LIBOR and the ABR, plus applicable margins, related to the term loan facility and the new tranche of the revolving credit facility are determined as specified in the Intelsat Jackson Secured Credit Agreement, as amended by the Second Jackson Credit Agreement Amendment, and the LIBOR will not be less than 1.00% per annum. The maturity date of the term loan facility was extended from April 2, 2018 to June 30, 2019 and the maturity of the new $450 million tranche of the revolving credit facility was extended from January 12, 2016 to July 12, 2017. The interest rates and maturity date applicable to the $50 million tranche of the revolving credit facility that was not amended did not change.

Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are guaranteed by Intelsat Luxembourg, and certain of Intelsat Jackson’s subsidiaries. Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are secured by a first priority security interest in substantially all of the assets of Intelsat Jackson and the guarantors, to the extent legally permissible and subject to certain agreed exceptions, and by a pledge of the equity interests of the subsidiary guarantors and the direct subsidiaries of each guarantor, subject to certain exceptions, including exceptions for equity interests in certain non-U.S. subsidiaries, existing contractual prohibitions and prohibitions under other legal requirements.

The Intelsat Jackson Secured Credit Agreement includes two financial covenants. Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio equal to or less than 3.50 to 1.00 at the end of each fiscal quarter as well as a consolidated EBITDA to consolidated interest expense ratio equal to or greater than 1.75 to 1.00 at the end of each fiscal quarter, in each case as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with these financial maintenance covenant ratios with a consolidated secured debt to consolidated EBITDA ratio of 1.55 to 1.00 and a consolidated EBITDA to consolidated interest expense ratio of 2.73 to 1.00 as of December 31, 2014.